Other Financial Assets - Summary of Other Financial Assets (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Impairment losses recognized in profit or loss	₩ 123,214	₩ 248,404	₩ 142,781
Government [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	10,080	6,813
Financial arrangements, pledge and others [member]
Disclosure of financial assets [line items]
Financial instruments restricted for use	78,477	82,008
Available-for-sale financial assets [member]
Disclosure of financial assets [line items]
Impairment losses recognized in profit or loss	123,214	248,404
Available-for-sale securities, respectively, have been provided as collateral for borrowings, construction projects and others	₩ 136,099	₩ 123,220